UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: May 31

Date of reporting period: November 30, 2016

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	November 30, 2016

WESTERN ASSET

INTERMEDIATE BOND

FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average duration which is expected to range within 20% of the duration of its benchmark.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Intermediate Bond Fund for the six-month reporting period ended November 30, 2016. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

Special shareholder notice

On December 19, 2016, the Fund announced that Western Asset Management Company Limited in London (“WAML”) was added as an additional subadviser of the Fund. As of that date, Western Asset Management Company and WAML provide the day-to-day management of the Fund as subadvisers. For additional information, please see the prospectus supplement dated December 19, 2016.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

December 30, 2016

II	Western Asset Intermediate Bond Fund

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the six months ended November 30, 2016 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that first and second quarter 2016 U.S. gross domestic product (“GDP”)i growth was 0.8% and 1.4%, respectively. The U.S. Department of Commerce’s final reading for third quarter 2016 GDP growth — released after the reporting period ended — was 3.5%. The improvement in GDP growth in the third quarter 2016 reflected an increase in private inventory investment, an acceleration in exports, smaller decreases in state and local government spending and an upturn in federal government spending.

Job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the reporting period ended on November 30, 2016, the unemployment rate was 4.6%, as reported by the U.S. Department of Labor. This represented the lowest level since August 2007. The percentage of longer-term unemployed also declined over the period. In November 2016, 24.8% of Americans looking for a job had been out of work for more than six months, versus 25.8% when the period began.

Western Asset Intermediate Bond Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. After an extended period of maintaining the federal funds rateiii at a historically low range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. The Fed then kept rates on hold at every meeting prior to its meeting in mid-December 2016. On December 14, 2016, after the reporting period ended, the Fed raised rates to a range between 0.50% and 0.75%. In the Fed’s statement after the December meeting it said, “The Committee expects that economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run. However, the actual path of the federal funds rate will depend on the economic outlook as informed by incoming data.”

Q. Did Treasury yields trend higher or lower during the six months ended November 30, 2016?

A. Treasury yields moved sharply higher after the November 2016 U.S. elections given expectations for improving growth and higher inflation. All told, short- and long-term Treasury yields moved higher overall during the six months ended November 30, 2016. Two-year Treasury yields began the reporting period at 0.87% and ended the period at 1.11%. Their peak of 1.12% took place on both November 23 and November 25, 2016 and their low of 0.56% occurred on July 5, 2016. Ten-year Treasury yields began the reporting period at 1.84% and ended at their peak for the period at 2.37%. Their low of 1.37% occurred on both July 5 and July 8, 2016.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors posted mixed results during the reporting period. Performance fluctuated with investor sentiment given signs of generally modest global growth, shifting expectations for future Fed monetary policy, Brexit, the aforementioned U.S. elections and several geopolitical issues. The broad U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Indexiv, returned -0.92% during the six months ended November 30, 2016. Lower rated corporate bonds generated the best returns during the reporting period.

Performance review

For the six months ended November 30, 2016, Class I shares of Western Asset Intermediate Bond Fund returned 0.09%. The Fund’s unmanaged benchmark, the Bloomberg Barclays Intermediate U.S. Government/Credit Indexv, returned -0.58% for the same period. The Lipper Short Intermediate Investment Grade Debt Funds Category Average1 returned 0.25% over the same time frame.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended November 30, 2016, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 194 funds in the Fund’s Lipper category, and excluding sales charges, if any.

IV	Western Asset Intermediate Bond Fund

Performance Snapshot as of November 30, 2016 (unaudited)
(excluding sales charges)	6 months
Western Asset Intermediate Bond Fund:
Class A	-0.07%
Class C	-0.43%
Class R	-0.23%
Class I	0.09%
Class IS	0.12%
Bloomberg Barclays Intermediate U.S. Government/Credit Index	-0.58%
Lipper Short Intermediate Investment Grade Debt Funds Category Average[1]	0.25%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended November 30, 2016 for Class A, Class C, Class R, Class I and Class IS shares were 1.61%,0.94%, 1.39%, 2.05% and 2.09%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class R and Class IS shares would have been 1.31% and 2.09%, respectively. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated September 30, 2016, the gross total annual fund operating expense ratios for Class A, Class C, Class R, Class I and Class IS shares were 0.82%, 1.59%, 1.35%, 0.52% and 0.46%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets will not exceed 0.90% for Class A shares, 1.65% for Class C shares, 1.15% for Class R shares and 0.45% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares, subject to recapture as described below. These

Western Asset Intermediate Bond Fund	V
[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended November 30, 2016, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 194 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Investment commentary (cont’d)

expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Directors’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

December 30, 2016

RISKS: Fixed-income securities involve interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed income securities falls. Derivatives, such as options, futures and swaps, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. International investments are subject to special risks including social, economic and political uncertainties, which could increase volatility. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepayment and extension risks. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage-and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[v]

The Bloomberg Barclays Intermediate U.S. Government/Credit Index is a market value weighted performance benchmark for government and corporate fixed-rate debt issues (rated Baa/BBB or higher) with maturities between one and ten years.

VI	Western Asset Intermediate Bond Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of November 30, 2016 and May 31, 2016 and does not include derivatives such as futures contracts, written options and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.
‡	Represents less than 0.1%.
*	Effective August 31, 2016, the Financials sector was redefined to exclude real estate and a Real Estate sector was created.

Western Asset Intermediate Bond Fund 2016 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on June 1, 2016 and held for the six months ended November 30, 2016.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-0.07%	$1,000.00	$999.30	0.84%	$4.21	Class A	5.00%	$1,000.00	$1,020.86	0.84%	$4.26
Class C	-0.43	1,000.00	995.70	1.56	7.80	Class C	5.00	1,000.00	1,017.25	1.56	7.89
Class R	-0.23	1,000.00	997.70	1.15	5.76	Class R	5.00	1,000.00	1,019.30	1.15	5.82
Class I	0.09	1,000.00	1,000.90	0.51	2.56	Class I	5.00	1,000.00	1,022.51	0.51	2.59
Class IS	0.12	1,000.00	1,001.20	0.45	2.26	Class IS	5.00	1,000.00	1,022.81	0.45	2.28

2	Western Asset Intermediate Bond Fund 2016 Semi-Annual Report

[1]	For the six months ended November 30, 2016.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (183), then divided by 365.

Western Asset Intermediate Bond Fund 2016 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — November 30, 2016

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Bloomberg Barclays Intermediate U.S. Government/Credit Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WA IBF	— Western Asset Intermediate Bond Fund

4	Western Asset Intermediate Bond Fund 2016 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — November 30, 2016

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Bloomberg Barclays Intermediate U.S. Government/Credit Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WA IBF	— Western Asset Intermediate Bond Fund

Western Asset Intermediate Bond Fund 2016 Semi-Annual Report	5

Schedule of investments (unaudited)

November 30, 2016

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government & Agency Obligations — 34.9%
U.S. Government Agencies — 3.5%
Farmer Mac, Guaranteed Trust	5.125%	4/19/17	$3,350,000	$3,405,255	(a)
Federal Home Loan Bank (FHLB), Bonds	0.875%	5/24/17	40,000	40,038
Federal Home Loan Bank (FHLB), Bonds	5.625%	6/11/21	1,910,000	2,210,959
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	8,690,000	8,240,484
Tennessee Valley Authority, Notes	5.250%	9/15/39	760,000	951,994
Tennessee Valley Authority, Senior Bonds	3.875%	2/15/21	3,600,000	3,889,897
Total U.S. Government Agencies				18,738,627
U.S. Government Obligations — 31.4%
U.S. Treasury Bonds	2.750%	11/15/42	5,890,000	5,612,298
U.S. Treasury Bonds	2.875%	5/15/43	15,410,000	15,010,912
U.S. Treasury Bonds	3.000%	11/15/45	7,220,000	7,177,128
U.S. Treasury Bonds	2.500%	2/15/46	4,490,000	4,019,075
U.S. Treasury Bonds	2.500%	5/15/46	4,020,000	3,597,586
U.S. Treasury Notes	1.500%	8/31/18	1,900,000	1,913,211
U.S. Treasury Notes	0.750%	10/31/18	1,180,000	1,171,657
U.S. Treasury Notes	1.375%	3/31/20	6,060,000	6,032,542
U.S. Treasury Notes	1.625%	6/30/20	22,520,000	22,542,002
U.S. Treasury Notes	2.625%	11/15/20	3,450,000	3,572,906
U.S. Treasury Notes	1.375%	1/31/21	4,740,000	4,669,455
U.S. Treasury Notes	1.750%	3/31/22	15,310,000	15,144,346
U.S. Treasury Notes	2.000%	11/30/22	970,000	965,832
U.S. Treasury Notes	1.500%	2/28/23	20,280,000	19,544,850
U.S. Treasury Notes	1.375%	6/30/23	11,950,000	11,385,637
U.S. Treasury Notes	1.250%	7/31/23	8,430,000	7,957,128
U.S. Treasury Notes	1.375%	8/31/23	7,610,000	7,232,772
U.S. Treasury Notes	1.375%	9/30/23	980,000	930,847
U.S. Treasury Notes	2.000%	11/30/23	17,900,000	17,832,875
U.S. Treasury Notes	2.375%	8/15/24	580,000	584,305
U.S. Treasury Notes	2.000%	2/15/25	6,460,000	6,306,323
U.S. Treasury Notes	2.000%	8/15/25	1,030,000	1,001,796
U.S. Treasury Notes	1.625%	5/15/26	1,190,000	1,114,230
U.S. Treasury Notes	0.125%	7/15/26	4,069,088	3,955,988
Total U.S. Government Obligations				169,275,701
Total U.S. Government & Agency Obligations (Cost — $191,507,351)				188,014,328
Asset-Backed Securities — 9.1%
Access Group Inc., 2005-A A3	1.282%	7/25/34	1,978,137	1,832,510	(b)

See Notes to Financial Statements.

6	Western Asset Intermediate Bond Fund 2016 Semi-Annual Report

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Apidos CLO, 2013-16A B	3.678%	1/19/25	$800,000	$799,115	(a)(b)
Apidos CLO, 2015-22A A1	2.381%	10/20/27	1,500,000	1,504,365	(a)(b)
Arrowpoint CLO Ltd., 2014-2A A1L	2.345%	3/12/26	1,270,000	1,266,984	(a)(b)
Bear Stearns Asset-Backed Securities Trust, 2004-SD2 A3	3.028%	3/25/44	779,858	765,502	(b)
BlueMountain CLO Ltd., 2012-2A AR	2.304%	11/20/28	1,250,000	1,243,750	(a)(b)
Carlyle Global Market Strategies, 2013-4A A1	2.350%	10/15/25	250,000	251,518	(a)(b)
Cent CLO LP, 2013-17A A1	2.187%	1/30/25	500,000	499,932	(a)(b)
CIFC Funding Ltd., 2014-1A B1	2.882%	4/18/25	1,000,000	1,000,047	(a)(b)
Commonbond Student Loan Trust, 2015-A A1	3.200%	6/25/32	223,292	224,200	(a)
Consumer Credit Origination Loan Trust, 2015-1 A	2.820%	3/15/21	319,065	319,333	(a)
Countrywide Asset-Backed Certificates, 2005-8 M4	1.154%	12/25/35	1,470,000	1,438,250	(b)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B	0.685%	11/15/36	1,175,017	905,017	(b)
Countrywide Home Equity Loan Trust, 2006-I 2A	0.678%	1/15/37	1,430,236	1,272,206	(b)
DRB Prime Student Loan Trust, 2015-B A1	2.434%	10/27/31	1,509,138	1,536,169	(a)(b)
DRB Prime Student Loan Trust, 2015-B A2	3.170%	7/25/31	1,359,522	1,369,602	(a)
First Franklin Mortgage Loan Asset Backed Certificates, 2003-FF1 A1	1.658%	3/25/33	976,694	941,840	(b)
Flatiron CLO Ltd., 2013-1A B	3.630%	1/17/26	500,000	502,332	(a)(b)
Greenpoint Manufactured Housing, 2001-2 IA2	4.029%	2/20/32	250,000	224,253	(b)
Greenpoint Manufactured Housing, 2001-2 IIA2	4.035%	3/13/32	425,000	381,814	(b)
GRMT Mortgage Loan Trust, 2001-1A A5	6.650%	7/20/31	81,889	81,211	(a)
GSAA Home Equity Trust, 2005-8 A4	0.854%	6/25/35	454,245	445,281	(b)
GT Loan Financing Ltd., 2013-1A A	2.160%	10/28/24	500,000	499,746	(a)(b)
JFIN CLO Ltd., 2016-1A A2A	1.557%	7/27/28	650,000	627,598	(a)(b)
LCM Ltd. Partnership, 23A A1	2.451%	10/20/29	750,000	750,000	(a)(b)
Magnetite CLO Ltd., 2012-6A CR	3.450%	9/15/23	1,250,000	1,247,000	(a)(b)
Magnetite CLO Ltd., 2016-18A A	2.263%	11/15/28	740,000	740,440	(a)(b)
Morgan Stanley Dean Witter Capital I Inc. Trust, 2003-NC2 M1	1.884%	2/25/33	960,494	921,556	(b)
National Collegiate Student Loan Trust, 2006-4 A2	0.674%	12/27/27	1,567	1,566	(b)
NCUA Guaranteed Notes, 2010-A1 A	0.885%	12/7/20	983,135	980,677	(b)
OHA Loan Funding Ltd., 2015-1A AR	2.347%	8/15/29	500,000	500,000	(a)(b)(c)
Opteum Mortgage Acceptance Corp., 2005-1 M4	1.689%	2/25/35	1,180,000	1,164,874	(b)
OZLM Ltd., 2014-8A A1A	2.320%	10/17/26	250,000	249,999	(a)(b)
OZLM Ltd., 2015-12A A1	2.337%	4/30/27	1,250,000	1,251,719	(a)(b)
Residential Asset Mortgage Products Inc., 2003-RZ4 A7	5.290%	6/25/33	11,535	11,731
Saranac CLO Ltd., 2014-2A B	2.961%	2/20/25	500,000	499,497	(a)(b)
SASCO Mortgage Loan Trust, 2005-GEL1 M1	1.359%	12/25/34	406,446	398,602	(b)
Shackleton CLO Ltd., 2013-4A B1	2.878%	1/13/25	500,000	499,703	(a)(b)

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2016 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

November 30, 2016

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
SLM Student Loan Trust, 2002-A A2	1.400%	12/16/30	$1,486,913	$1,455,225	(b)
SLM Student Loan Trust, 2003-04 A5A	1.600%	3/15/33	448,188	429,325	(a)(b)
SLM Student Loan Trust, 2003-04 A5E	1.600%	3/15/33	1,617,172	1,564,418	(a)(b)
SLM Student Loan Trust, 2003-11 A6	1.600%	12/15/25	1,130,000	1,124,014	(a)(b)
SLM Student Loan Trust, 2005-05 B	1.132%	10/25/40	644,713	560,402	(b)
SLM Student Loan Trust, 2006-1 A5	0.992%	7/26/21	1,340,000	1,274,909	(b)
SLM Student Loan Trust, 2006-BW A5	1.050%	12/15/39	4,070,000	3,752,761	(b)
SLM Student Loan Trust, 2013-A A1	1.138%	8/15/22	143,183	143,283	(a)(b)
Small Business Administration Participation Certificates, 2015-20D 1	2.510%	4/1/35	45,618	45,602
Small Business Administration Participation Certificates, 2016-20A 1	2.780%	1/1/36	142,135	143,348
SMB Private Education Loan Trust, 2014-A A1	1.038%	9/15/21	1,103,470	1,103,656	(a)(b)
Sound Point CLO Ltd., 2014-2A A1	2.241%	10/20/26	500,000	498,746	(a)(b)
Symphony CLO Ltd., 2016-17A A1	2.380%	4/15/28	500,000	501,265	(a)(b)
TCI-Flatiron CLO Ltd., 2016-1A A	2.212%	7/17/28	1,000,000	1,003,532	(a)(b)
TCI-Symphony CLO, 2016-1A B1	2.719%	10/13/29	750,000	747,056	(a)(b)
TICP CLO Ltd., 2014-2A A1A	2.331%	7/20/26	500,000	499,434	(a)(b)
Trade Maps Ltd., 2013-1A A	1.237%	12/10/18	2,590,000	2,589,402	(a)(b)
UCFC Home Equity Loan, 1998-D MF1	6.905%	4/15/30	200,753	203,140
Venture CDO Ltd., 2016-24A A1D	2.240%	10/20/28	1,250,000	1,247,466	(a)(b)
ZAIS CLO 2 Ltd., 2014-2A A1B	3.570%	7/25/26	1,250,000	1,251,936	(a)
Total Asset-Backed Securities (Cost — $49,105,498)				49,288,859
Collateralized Mortgage Obligations — 12.1%
ARM Trust, 2004-5 4A1	2.987%	4/25/35	1,067,162	1,033,538	(b)
Banc of America Funding Corp., 2015-R3 3A2	1.283%	4/29/47	3,099,000	2,776,245	(a)(b)
Bayview Commercial Asset Trust, 2006-3A A1	0.842%	10/25/36	1,084,221	909,246	(a)(b)
BCAP LLC Trust, 2015-RR6 1A2	3.500%	5/26/37	2,285,000	2,006,880	(a)(b)
CD Commercial Mortgage Trust, 2016-CD2 A4	3.526%	11/10/49	530,000	543,340
CGBAM Commercial Mortgage Trust, 2016-IMC D	5.938%	11/15/21	1,810,000	1,826,114	(a)(b)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	640,000	667,788
Citigroup Commercial Mortgage Trust, 2015-GC33 A4	3.778%	9/10/58	520,000	544,019
Citigroup Mortgage Loan Trust Inc., 2010-3 4A1	2.910%	2/25/36	135,315	134,177	(a)(b)
Commercial Mortgage Pass-Through Certificates, 2013-CR12 AM	4.300%	10/10/46	80,000	85,385
Commercial Mortgage Pass-Through Certificates, 2013-CR12 B	4.762%	10/10/46	70,000	75,786	(b)
Commercial Mortgage Pass-Through Certificates, 2013-CR12 C	5.253%	10/10/46	40,000	41,615	(b)

See Notes to Financial Statements.

8	Western Asset Intermediate Bond Fund 2016 Semi-Annual Report

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Commercial Mortgage Trust, 2013-300P B	4.540%	8/10/30	$560,000	$598,473	(a)(b)
Commercial Mortgage Trust, 2013-CR13 XA, IO	1.116%	12/10/23	2,631,738	107,710	(b)
Commercial Mortgage Trust, 2014-CR18 XA, IO	1.421%	7/15/47	6,116,765	352,758	(b)
Commercial Mortgage Trust, 2014-UBS2 XA, IO	1.389%	3/10/47	4,057,646	264,488	(b)
Connecticut Avenue Securities, 2016-C04 1M1	1.984%	1/25/29	1,353,528	1,357,331	(a)(b)
Credit Suisse Mortgage Trust, 2014-TIKI A	1.488%	9/15/38	580,000	575,736	(a)(b)
Credit Suisse Mortgage Trust, 2014-TIKI B	1.888%	9/15/38	894,000	876,636	(a)(b)
Credit Suisse Mortgage Trust, 2015-03R 4A1	0.775%	12/29/35	2,451,049	2,297,584	(a)(b)
FDIC Structured Sale Guaranteed Notes, 2010-S2	1.224%	12/29/45	653,043	654,227	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), 001 Z	9.300%	4/15/19	567	585
Federal Home Loan Mortgage Corp. (FHLMC), 4066 PI, IO	3.500%	9/15/31	4,476,701	527,758
Federal Home Loan Mortgage Corp. (FHLMC), 4203 PS, IO, PAC	5.712%	9/15/42	1,057,483	187,392	(b)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 170 B, IO	10.000%	3/1/21	221	18
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K712 X1, IO	1.461%	11/25/19	2,901,181	89,533	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, KJ08 A2	2.356%	8/25/22	540,000	539,786
Federal National Mortgage Association (FNMA), 2012-118 CI, IO	3.500%	12/25/39	1,814,393	230,251
Federal National Mortgage Association (FNMA), 2013-073 IA, IO	3.000%	9/25/32	2,027,538	224,061
Federal National Mortgage Association (FNMA), PO, PAC	0.000%	5/25/22	164	159
Federal National Mortgage Association (FNMA) — CAS, 2014-C03 1M1	1.784%	7/25/24	125,993	126,280	(b)
FREMF Mortgage Trust, 2013-KF02 C	4.525%	12/25/45	67,813	68,587	(a)(b)
FREMF Mortgage Trust, 2015-K44 C	3.811%	1/25/48	520,000	431,966	(a)(b)
GE Business Loan Trust, 2006-2A A	0.511%	11/15/34	883,898	819,683	(a)(b)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AM	5.290%	11/10/45	294,373	294,105	(b)
Government National Mortgage Association (GNMA), 2010-H26 LF	0.881%	8/20/58	892,499	883,404	(b)
Government National Mortgage Association (GNMA), 2011-H01 AF	0.981%	11/20/60	2,052,048	2,038,583	(b)
Government National Mortgage Association (GNMA), 2011-H07 FA	1.031%	2/20/61	700,415	697,559	(b)
Government National Mortgage Association (GNMA), 2011-H09 AF	1.031%	3/20/61	356,043	354,426	(b)
Government National Mortgage Association (GNMA), 2012-027 IO, IO	1.071%	4/16/53	4,249,110	181,134	(b)

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2016 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

November 30, 2016

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Government National Mortgage Association (GNMA), 2012-H30 GA	0.881%	12/20/62	$1,413,440	$1,398,688	(b)
Government National Mortgage Association (GNMA), 2013-95 IO, IO	0.675%	4/16/47	10,482,291	498,144	(b)
Government National Mortgage Association (GNMA), 2014-105 IO, IO	0.998%	6/16/54	5,717,053	373,643	(b)
Government National Mortgage Association (GNMA), 2014-130 IB, IO	0.914%	8/16/54	4,688,428	261,996	(b)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.732%	5/16/55	6,092,113	321,927	(b)
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.815%	8/16/54	7,219,531	408,893	(b)
Government National Mortgage Association (GNMA), 2015-07 IO	0.937%	1/16/57	5,564,998	382,644	(b)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	240,000	265,587	(b)
GS Mortgage Securities Trust, 2015-7R A	0.677%	9/26/37	1,244,502	1,180,479	(a)(b)
HarborView Mortgage Loan Trust, 2004-10 4A	3.149%	1/19/35	316,098	310,958	(b)
HarborView Mortgage Loan Trust, 2005-9 B1	1.162%	6/20/35	1,637,097	1,476,694	(b)
IMPAC Secured Assets Corp., 2006-5 2A	0.734%	12/25/36	805,617	737,090	(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C14 AS	4.409%	8/15/46	690,000	745,485	(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C15 C	5.214%	11/15/45	160,000	170,108	(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	5.050%	1/15/47	90,000	98,494	(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C22 C	4.712%	9/15/47	300,000	295,696	(b)
JPMBB Commercial Mortgage Securities Trust, 2015-C29 C	4.342%	5/15/48	1,600,000	1,583,838	(b)
JPMBB Commercial Mortgage Securities Trust, 2015-C30 B	4.454%	7/15/48	654,000	632,545	(b)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 A3	3.801%	8/15/48	2,050,000	2,144,065
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-PHH C	2.638%	8/15/27	400,000	399,498	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D	4.288%	5/15/28	1,120,000	1,021,860	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2016-JP3 A5	2.870%	8/15/49	540,000	526,048
MASTR ARM Trust, 2004-11 M1	1.174%	11/25/34	97,012	96,984	(b)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A1	2.925%	2/25/34	423,891	425,122	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C10 A4	4.220%	7/15/46	550,000	593,428	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C25 A5	3.635%	10/15/48	1,130,000	1,171,109
Morgan Stanley Capital I Trust, 2016-BNK2 A4	3.049%	11/15/49	610,000	600,772
Morgan Stanley Capital I Trust, 2016-UB11 A4	2.782%	8/15/49	540,000	517,299
Morgan Stanley Capital I Trust, 2016-UB12 A4	3.596%	12/15/49	530,000	543,119

See Notes to Financial Statements.

10	Western Asset Intermediate Bond Fund 2016 Semi-Annual Report

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Morgan Stanley Mortgage Loan Trust, 2004-6AR 1A	1.434%	7/25/34	$422,482	$414,063	(b)
Morgan Stanley Re-remic Trust, 2015-R3 9A2	0.794%	4/26/47	3,517,000	2,748,818	(a)(b)
Mortgage Repurchase Agreement Financing Trust, 2016-4 A1	1.737%	5/10/19	1,380,000	1,380,000	(a)(b)(c)
MSCG Trust, 2015-ALDR A2	3.577%	6/7/35	1,440,000	1,437,001	(a)(b)
MSCG Trust, 2016-SNR C	5.205%	11/15/34	540,000	539,923	(a)
Nomura Resecuritization Trust, 2015-6R 3A1	0.724%	5/26/46	1,171,132	1,128,789	(a)(b)
Residential Asset Securitization Trust, 2003-A14 A1	4.750%	2/25/19	87,417	88,407
SACO I Trust, 2007-VA1 A	9.001%	6/25/21	443,592	459,181	(a)(b)
Structured Agency Credit Risk Debt Notes, 2014-DN2 M2	2.184%	4/25/24	1,187,019	1,195,051	(b)
Structured Agency Credit Risk Debt Notes, 2015-DNA2 M2	3.134%	12/25/27	1,127,742	1,144,680	(b)
Structured Agency Credit Risk Debt Notes, 2015-HQA1 M2	3.184%	3/25/28	1,212,691	1,231,808	(b)
Structured Agency Credit Risk Debt Notes, 2016-DNA1 M2	3.434%	7/25/28	1,080,000	1,110,358	(b)
UBS Commercial Mortgage Trust, 2012-C1 XA, IO	2.274%	5/10/45	8,437,763	765,634	(a)(b)
UBS-Barclays Commercial Mortgage Trust, 2012-C4 D	4.648%	12/10/45	570,000	545,488	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2004-AR13 A2A	1.274%	11/25/34	935,578	837,067	(b)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	1,879,000	1,846,317	(a)(b)
Wells Fargo Commercial Mortgage Trust, 2015-NXS1 C	3.848%	5/15/48	540,000	510,832	(b)
Wells Fargo Commercial Mortgage Trust, 2015-NXS3 ASB	3.371%	9/15/57	570,000	587,914
Wells Fargo Commercial Mortgage Trust, 2016-BNK1 A3	2.652%	8/15/49	1,160,000	1,110,001
Wells Fargo Commercial Mortgage Trust, 2016-C36 A4	3.065%	11/15/59	540,000	532,136
Wells Fargo Mortgage-Backed Securities Trust, 2004-M A7	3.003%	8/25/34	356,990	364,393	(b)
WF-RBS Commercial Mortgage Trust, 2012-C10 XA, IO	2.078%	12/15/45	2,428,616	172,190	(a)(b)
WF-RBS Commercial Mortgage Trust, 2014-C23 C	3.994%	10/15/57	520,000	524,329	(b)
WF-RBS Commercial Mortgage Trust, 2014-C23 XA, IO	0.838%	10/15/57	6,017,560	214,232	(b)
Total Collateralized Mortgage Obligations (Cost — $67,224,362)				65,495,171
Corporate Bonds & Notes — 32.1%
Consumer Discretionary — 1.6%
Automobiles — 0.9%
Daimler Finance NA LLC, Senior Notes	2.950%	1/11/17	750,000	751,319	(a)
Ford Motor Co., Senior Notes	4.750%	1/15/43	110,000	102,878
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	1,010,000	1,166,591
Ford Motor Credit Co., LLC, Senior Notes	3.664%	9/8/24	400,000	390,558
General Motors Financial Co. Inc., Senior Notes	3.700%	11/24/20	520,000	526,994
General Motors Financial Co. Inc., Senior Notes	3.700%	5/9/23	970,000	954,014
Hyundai Capital America, Senior Notes	2.400%	10/30/18	680,000	682,983	(a)
Total Automobiles				4,575,337

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2016 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

November 30, 2016

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Hotels, Restaurants & Leisure — 0.2%
McDonald’s Corp., Senior Notes	2.750%	12/9/20	$800,000	$809,354
Household Durables — 0.1%
Newell Brands Inc., Senior Notes	3.150%	4/1/21	100,000	101,754
Newell Brands Inc., Senior Notes	3.850%	4/1/23	350,000	359,444
Newell Brands Inc., Senior Notes	4.200%	4/1/26	250,000	260,660
Total Household Durables				721,858
Media — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	930,000	970,781	(a)
Comcast Corp., Senior Notes	5.150%	3/1/20	750,000	820,451
Comcast Corp., Senior Notes	3.375%	2/15/25	440,000	445,104
NBCUniversal Enterprise Inc., Senior Notes	1.974%	4/15/19	150,000	150,570	(a)
Total Media				2,386,906
Total Consumer Discretionary				8,493,455
Consumer Staples — 3.5%
Beverages — 1.2%
Anheuser-Busch InBev Finance Inc., Senior Notes	2.650%	2/1/21	300,000	301,041
Anheuser-Busch InBev Finance Inc., Senior Notes	3.300%	2/1/23	1,020,000	1,030,466
Anheuser-Busch InBev Finance Inc., Senior Notes	3.650%	2/1/26	1,430,000	1,441,173
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	610,000	652,647
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.375%	1/15/20	1,240,000	1,353,672
Diageo Capital PLC, Senior Bonds	4.828%	7/15/20	760,000	827,945
Diageo Capital PLC, Senior Notes	1.500%	5/11/17	140,000	140,263
Pernod-Ricard SA, Senior Notes	2.950%	1/15/17	220,000	220,506	(a)
Pernod-Ricard SA, Senior Notes	4.450%	1/15/22	520,000	551,614	(a)
Total Beverages				6,519,327
Food & Staples Retailing — 0.6%
CVS Health Corp., Senior Notes	2.250%	12/5/18	290,000	292,160
CVS Health Corp., Senior Notes	4.000%	12/5/23	1,000,000	1,043,053
CVS Health Corp., Senior Notes	3.875%	7/20/25	868,000	890,582
Walgreens Boots Alliance Inc., Senior Notes	3.450%	6/1/26	670,000	656,452
Total Food & Staples Retailing				2,882,247
Food Products — 0.9%
Danone SA, Senior Notes	2.077%	11/2/21	1,840,000	1,794,469	(a)
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	510,000	554,631	(a)
Kraft Heinz Foods Co., Senior Notes	5.375%	2/10/20	152,000	164,621
Kraft Heinz Foods Co., Senior Notes	3.500%	6/6/22	30,000	30,717
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	510,000	520,057

See Notes to Financial Statements.

12	Western Asset Intermediate Bond Fund 2016 Semi-Annual Report

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Food Products — continued
Tyson Foods Inc., Senior Bonds	3.950%	8/15/24	$270,000	$275,694
Tyson Foods Inc., Senior Bonds	4.875%	8/15/34	410,000	421,075
WM Wrigley Jr. Co., Senior Notes	2.400%	10/21/18	480,000	485,267	(a)
WM Wrigley Jr. Co., Senior Notes	2.900%	10/21/19	560,000	570,426	(a)
Total Food Products				4,816,957
Tobacco — 0.8%
Altria Group Inc., Senior Notes	9.250%	8/6/19	660,000	783,245
Altria Group Inc., Senior Notes	2.850%	8/9/22	410,000	409,505
Philip Morris International Inc., Senior Notes	5.650%	5/16/18	800,000	846,322
Reynolds American Inc., Senior Notes	8.125%	6/23/19	980,000	1,125,398
Reynolds American Inc., Senior Notes	3.250%	6/12/20	205,000	210,788
Reynolds American Inc., Senior Notes	4.450%	6/12/25	1,060,000	1,122,961
Total Tobacco				4,498,219
Total Consumer Staples				18,716,750
Energy — 4.3%
Energy Equipment & Services — 0.3%
Ensco PLC, Senior Notes	4.700%	3/15/21	400,000	357,000
Halliburton Co., Senior Bonds	3.800%	11/15/25	380,000	379,853
Petrofac Ltd., Senior Notes	3.400%	10/10/18	510,000	511,658	(a)
Transocean Inc., Senior Notes	6.800%	12/15/16	720,000	720,970
Total Energy Equipment & Services				1,969,481
Oil, Gas & Consumable Fuels — 4.0%
Anadarko Petroleum Corp., Senior Notes	6.375%	9/15/17	224,000	232,712
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	520,000	568,692
Apache Corp., Senior Notes	3.250%	4/15/22	616,000	619,363
BP Capital Markets PLC, Senior Bonds	3.506%	3/17/25	580,000	584,892
BP Capital Markets PLC, Senior Bonds	3.119%	5/4/26	990,000	960,954
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	10,000	10,408
BP Capital Markets PLC, Senior Notes	3.216%	11/28/23	510,000	509,685
Chevron Corp., Senior Notes	2.954%	5/16/26	630,000	616,250
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	850,000	827,738
ConocoPhillips, Senior Notes	5.200%	5/15/18	820,000	857,898
Devon Energy Corp., Senior Notes	3.250%	5/15/22	410,000	397,759
Devon Energy Corp., Senior Notes	5.850%	12/15/25	480,000	532,948
Ecopetrol SA, Senior Notes	4.250%	9/18/18	270,000	277,830
Ecopetrol SA, Senior Notes	5.375%	6/26/26	840,000	808,500
Enbridge Energy Partners LP, Senior Notes	9.875%	3/1/19	370,000	421,338

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2016 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

November 30, 2016

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Enterprise Products Operating LLC, Senior Bonds	6.300%	9/15/17	$960,000	$991,954
EOG Resources Inc., Senior Notes	4.150%	1/15/26	300,000	312,071
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	500,000	495,717
Freeport-McMoRan Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.500%	11/15/20	72,000	74,124
Noble Energy Inc., Senior Notes	8.250%	3/1/19	380,000	426,917
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	70,000	71,414
Occidental Petroleum Corp., Senior Notes	2.700%	2/15/23	330,000	323,883
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	310,000	309,751
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	500,000	483,105
Petrobras Global Finance BV, Senior Notes	5.750%	1/20/20	773,000	774,932
Petrobras Global Finance BV, Senior Notes	3.737%	3/17/20	230,000	222,410	(b)
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	320,000	311,520
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	420,000	370,230
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	470,000	451,200
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	390,000	306,638
Petroleos Mexicanos, Senior Notes	3.500%	1/30/23	605,000	537,240
Petroleos Mexicanos, Senior Notes	4.875%	1/18/24	550,000	515,240
Petroleos Mexicanos, Senior Notes	4.250%	1/15/25	760,000	672,524
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	260,000	266,058	(a)
Phillips 66, Senior Notes	2.950%	5/1/17	190,000	191,359
Schlumberger Holdings Corp., Senior Notes	3.000%	12/21/20	810,000	825,097	(a)
Shell International Finance BV, Senior Notes	4.375%	3/25/20	470,000	505,848
Shell International Finance BV, Senior Notes	2.250%	11/10/20	1,020,000	1,016,687
Shell International Finance BV, Senior Notes	3.250%	5/11/25	380,000	379,001
Shell International Finance BV, Senior Notes	2.875%	5/10/26	400,000	385,156
Shell International Finance BV, Senior Notes	4.000%	5/10/46	10,000	9,282
Sinopec Group Overseas Development Ltd., Senior Notes	2.750%	5/17/17	270,000	271,201	(a)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	1,420,000	1,488,792	(a)
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	200,000	228,500
Total Oil, Gas & Consumable Fuels				21,444,818
Total Energy				23,414,299
Financials — 14.2%
Banks — 10.0%
Bank of America Corp., Senior Notes	2.600%	1/15/19	550,000	554,846
Bank of America Corp., Senior Notes	5.625%	7/1/20	90,000	99,156
Bank of America Corp., Senior Notes	4.100%	7/24/23	930,000	969,641
Bank of America Corp., Senior Notes	4.000%	4/1/24	1,560,000	1,612,898

See Notes to Financial Statements.

14	Western Asset Intermediate Bond Fund 2016 Semi-Annual Report

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Bank of America Corp., Senior Notes	3.875%	8/1/25	$610,000	$621,077
Bank of America Corp., Senior Notes	3.500%	4/19/26	460,000	454,187
Bank of America Corp., Senior Notes	5.000%	1/21/44	1,120,000	1,213,386
Bank of America Corp., Subordinated Notes	5.700%	5/2/17	1,810,000	1,841,049
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	710,000	721,879
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	320,000	319,990
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	2,100,000	2,115,070
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	1,150,000	1,421,576	(a)
BNP Paribas SA, Senior Notes	2.375%	9/14/17	290,000	291,934
BNP Paribas SA, Senior Notes	2.700%	8/20/18	690,000	699,679
Citigroup Inc., Senior Notes	3.300%	4/27/25	1,810,000	1,771,744
Citigroup Inc., Senior Notes	8.125%	7/15/39	34,000	49,952
Citigroup Inc., Senior Notes	4.650%	7/30/45	120,000	123,869
Citigroup Inc., Subordinated Bonds	4.400%	6/10/25	670,000	684,447
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	870,000	951,074
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	180,000	181,351
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	2,620,000	2,656,392
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	150,000	159,390
Cooperatieve Rabobank U.A., Junior Subordinated Notes	11.000%	6/30/19	665,000	789,222	(a)(b)(d)
Cooperatieve Rabobank U.A., Subordinated Notes	4.625%	12/1/23	720,000	753,978
Cooperatieve Rabobank U.A., Subordinated Notes	4.375%	8/4/25	1,230,000	1,253,026
Cooperatieve Rabobank U.A., Subordinated Notes	3.750%	7/21/26	1,500,000	1,448,428
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	670,000	738,775	(a)(b)(d)
HSBC Holdings PLC, Senior Notes	3.400%	3/8/21	1,190,000	1,204,908
HSBC Holdings PLC, Senior Notes	2.950%	5/25/21	1,640,000	1,633,142
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	430,000	431,378
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	620,000	617,504
ING Bank NV, Senior Secured Notes	2.625%	12/5/22	1,000,000	993,058	(a)
ING Bank NV, Subordinated Notes	5.800%	9/25/23	460,000	502,571	(a)
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	850,000	756,090	(a)
Itau Unibanco Holding SA, Senior Notes	2.850%	5/26/18	990,000	991,485	(a)
JPMorgan Chase & Co., Senior Notes	4.250%	10/15/20	130,000	138,029
JPMorgan Chase & Co., Senior Notes	3.900%	7/15/25	3,000,000	3,095,463
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	790,000	799,418
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	1,500,000	1,493,971
Mitsubishi UFJ Financial Group Inc., Senior Notes	2.950%	3/1/21	930,000	935,111
National Australia Bank Ltd., Secured Bonds	1.250%	3/8/18	3,240,000	3,228,300	(a)

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2016 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

November 30, 2016

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Nordea Bank AB, Subordinated Notes	4.875%	5/13/21	$620,000	$668,988	(a)
Royal Bank of Scotland NV, Subordinated Notes	4.650%	6/4/18	330,000	336,437
Santander Holdings USA Inc., Senior Notes	3.450%	8/27/18	520,000	527,763
Skandinaviska Enskilda Banken AB, Secured Mortgage Notes	1.375%	5/29/18	2,200,000	2,195,428	(a)
Swedbank Hypotek AB, Senior Secured Notes	2.375%	4/5/17	1,900,000	1,906,675	(a)
UBS Group Funding Jersey Ltd., Senior Notes	4.125%	9/24/25	290,000	292,385	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	1/3/17	2,218,000	2,162,550	(b)(d)
Wells Fargo & Co., Junior Subordinated Bonds	5.875%	6/15/25	110,000	113,420	(b)(d)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	720,000	688,951
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	690,000	688,695
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	400,000	407,038
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	2,290,000	2,367,519
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	90,000	93,080
Total Banks				53,767,373
Capital Markets — 2.4%
Bear Stearns Cos. LLC, Senior Notes	6.400%	10/2/17	970,000	1,009,297
Credit Suisse NY, Senior Notes	3.625%	9/9/24	540,000	542,991
Goldman Sachs Capital II, Junior Subordinated Bonds	4.000%	1/3/17	91,000	72,345	(b)(d)
Goldman Sachs Group Inc., Senior Bonds	4.750%	10/21/45	130,000	135,810
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	1,180,000	1,282,222
Goldman Sachs Group Inc., Senior Notes	5.750%	1/24/22	1,940,000	2,190,952
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,480,000	1,532,139
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	280,000	287,261
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	350,000	343,921
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	2,280,000	2,314,321
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	60,000	61,807
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	1/3/17	6,200,000	0	*(c)(d)(e)(f)
Lehman Brothers Holdings E-Capital Trust I, Junior Subordinated Notes	3.850%	8/19/65	360,000	0	*(c)(e)(f)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	30,000	0	*(c)(e)(f)
Morgan Stanley, Senior Notes	7.300%	5/13/19	2,370,000	2,646,944
State Street Corp., Junior Subordinated Notes	4.956%	3/15/18	380,000	394,327
Total Capital Markets				12,814,337
Consumer Finance — 0.5%
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	840,000	943,744
Navient Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	530,000	571,075

See Notes to Financial Statements.

16	Western Asset Intermediate Bond Fund 2016 Semi-Annual Report

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Consumer Finance — continued
Synchrony Financial, Senior Bonds	3.000%	8/15/19	$430,000	$436,060
Toyota Motor Credit Corp., Senior Notes	1.375%	1/10/18	590,000	589,808
Total Consumer Finance				2,540,687
Diversified Financial Services — 0.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Bonds	4.250%	7/1/20	540,000	554,175
CDP Financial Inc., Senior Notes	4.400%	11/25/19	1,270,000	1,360,849	(a)
GE Capital International Funding Co., Unlimited Co., Senior Notes	2.342%	11/15/20	1,464,000	1,463,637
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	1,160,000	1,267,625
Nationwide Building Society, Senior Notes	2.450%	7/27/21	550,000	544,991	(a)
Total Diversified Financial Services				5,191,277
Insurance — 0.3%
Chubb INA Holdings Inc., Senior Notes	2.300%	11/3/20	170,000	169,789
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	120,000	120,773
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	390,000	474,825	(a)
MetLife Inc., Senior Bonds	1.903%	12/15/17	400,000	401,641
Teachers Insurance & Annuity Association of America, Notes	6.850%	12/16/39	370,000	474,372	(a)
Total Insurance				1,641,400
Thrifts & Mortgage Finance — 0.1%
Stadshypotek AB, Secured Notes	1.875%	10/2/19	390,000	388,314	(a)
Total Financials				76,343,388
Health Care — 2.2%
Biotechnology — 0.7%
AbbVie Inc., Senior Notes	2.900%	11/6/22	220,000	216,789
AbbVie Inc., Senior Subordinated Notes	3.600%	5/14/25	510,000	503,897
Amgen Inc., Senior Notes	3.625%	5/22/24	120,000	122,219
Celgene Corp., Senior Notes	3.550%	8/15/22	410,000	420,189
Celgene Corp., Senior Notes	3.875%	8/15/25	640,000	650,666
Gilead Sciences Inc., Senior Bonds	2.050%	4/1/19	870,000	873,123
Gilead Sciences Inc., Senior Notes	2.500%	9/1/23	1,000,000	961,992
Total Biotechnology				3,748,875
Health Care Equipment & Supplies — 0.5%
Abbott Laboratories, Senior Notes	2.350%	11/22/19	400,000	400,327
Abbott Laboratories, Senior Notes	3.400%	11/30/23	1,000,000	992,193
Becton, Dickinson & Co., Senior Notes	3.734%	12/15/24	180,000	184,375
Becton, Dickinson & Co., Senior Notes	4.685%	12/15/44	290,000	297,358
Medtronic Inc., Senior Notes	3.125%	3/15/22	210,000	215,263

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2016 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

November 30, 2016

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Health Care Equipment & Supplies — continued
Medtronic Inc., Senior Notes	3.500%	3/15/25	$810,000	$831,262
Total Health Care Equipment & Supplies				2,920,778
Health Care Providers & Services — 0.5%
Aetna Inc., Senior Notes	2.400%	6/15/21	300,000	297,596
Aetna Inc., Senior Notes	2.800%	6/15/23	70,000	68,420
Aetna Inc., Senior Notes	3.200%	6/15/26	470,000	459,921
Anthem Inc., Senior Notes	5.875%	6/15/17	100,000	102,315
Anthem Inc., Senior Notes	3.700%	8/15/21	70,000	72,547
Anthem Inc., Senior Notes	3.125%	5/15/22	330,000	328,929
Humana Inc., Senior Notes	7.200%	6/15/18	470,000	508,769
Humana Inc., Senior Notes	3.150%	12/1/22	110,000	110,177
UnitedHealth Group Inc., Senior Notes	3.875%	10/15/20	380,000	400,587
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	190,000	197,395
Total Health Care Providers & Services				2,546,656
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific Inc., Senior Notes	2.400%	2/1/19	520,000	524,147
Pharmaceuticals — 0.4%
Actavis Funding SCS, Senior Notes	3.450%	3/15/22	600,000	608,654
Actavis Funding SCS, Senior Notes	3.800%	3/15/25	350,000	352,749
Merck & Co. Inc., Senior Notes	2.750%	2/10/25	130,000	127,678
Perrigo Co. PLC, Senior Notes	2.300%	11/8/18	750,000	750,814
Zoetis Inc., Senior Notes	1.875%	2/1/18	240,000	239,636
Total Pharmaceuticals				2,079,531
Total Health Care				11,819,987
Industrials — 1.5%
Aerospace & Defense — 0.3%
Boeing Co., Senior Notes	6.000%	3/15/19	780,000	853,343
Lockheed Martin Corp., Senior Notes	3.350%	9/15/21	190,000	196,933
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	450,000	460,475
United Technologies Corp., Senior Notes	4.500%	4/15/20	170,000	182,989
Total Aerospace & Defense				1,693,740
Airlines — 0.1%
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.545%	2/2/19	100,628	106,037
US Airways, Pass-Through Certificates, Senior Secured Bonds	6.850%	1/30/18	437,746	446,501
Total Airlines				552,538
Commercial Services & Supplies — 0.1%
Waste Management Inc., Senior Notes	3.500%	5/15/24	450,000	462,317

See Notes to Financial Statements.

18	Western Asset Intermediate Bond Fund 2016 Semi-Annual Report

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Electrical Equipment — 0.2%
Eaton Corp., Senior Notes	1.500%	11/2/17	$200,000	$200,283
Eaton Corp., Senior Notes	2.750%	11/2/22	1,250,000	1,235,215
Total Electrical Equipment				1,435,498
Industrial Conglomerates — 0.6%
General Electric Co., Senior Notes	5.550%	5/4/20	220,000	243,955
General Electric Co., Senior Notes	4.650%	10/17/21	330,000	363,818
General Electric Co., Senior Notes	6.875%	1/10/39	1,590,000	2,217,954
General Electric Co., Senior Notes	4.500%	3/11/44	210,000	221,231
General Electric Co., Subordinated Notes	5.300%	2/11/21	184,000	204,388
Total Industrial Conglomerates				3,251,346
Machinery — 0.1%
John Deere Capital Corp., Senior Notes	2.250%	4/17/19	360,000	363,653
Trading Companies & Distributors — 0.1%
Aviation Capital Group Corp., Senior Notes	6.750%	4/6/21	300,000	350,280	(a)
Total Industrials				8,109,372
Information Technology — 1.2%
Internet Software & Services — 0.1%
Tencent Holdings Ltd., Senior Notes	3.375%	5/2/19	450,000	461,567	(a)
IT Services — 0.3%
Visa Inc., Senior Notes	2.200%	12/14/20	840,000	840,794
Visa Inc., Senior Notes	3.150%	12/14/25	290,000	290,372
Visa Inc., Senior Notes	4.300%	12/14/45	320,000	333,958
Total IT Services				1,465,124
Semiconductors & Semiconductor Equipment — 0.1%
Intel Corp., Senior Notes	3.700%	7/29/25	140,000	147,469
KLA-Tencor Corp., Senior Notes	4.125%	11/1/21	710,000	740,320
Total Semiconductors & Semiconductor Equipment				887,789
Software — 0.3%
Microsoft Corp., Senior Bonds	2.400%	8/8/26	1,190,000	1,129,966
Microsoft Corp., Senior Notes	3.450%	8/8/36	20,000	18,874
Oracle Corp., Senior Notes	1.200%	10/15/17	540,000	540,520
Total Software				1,689,360
Technology Hardware, Storage & Peripherals — 0.4%
Apple Inc., Senior Notes	2.450%	8/4/26	570,000	536,029
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes	3.480%	6/1/19	790,000	804,660	(a)

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2016 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

November 30, 2016

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Technology Hardware, Storage & Peripherals — continued
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes	4.420%	6/15/21	$650,000	$668,845	(a)
Total Technology Hardware, Storage & Peripherals				2,009,534
Total Information Technology				6,513,374
Materials — 1.8%
Chemicals — 0.3%
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	880,000	832,150	(a)
OCP SA, Senior Notes	4.500%	10/22/25	550,000	521,125	(a)
Potash Corp. of Saskatchewan Inc., Senior Notes	6.500%	5/15/19	360,000	394,540
Total Chemicals				1,747,815
Metals & Mining — 1.4%
Barrick Gold Corp., Senior Notes	4.100%	5/1/23	770,000	798,588
BHP Billiton Finance USA Ltd., Senior Notes	6.500%	4/1/19	810,000	893,133
BHP Billiton Finance USA Ltd., Subordinated Notes	6.750%	10/19/75	1,140,000	1,256,850	(a)(b)
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	730,000	715,400
Glencore Funding LLC, Senior Notes	2.875%	4/16/20	1,570,000	1,553,518	(a)
Rio Tinto Finance USA Ltd., Senior Notes	3.750%	9/20/21	270,000	283,526
Southern Copper Corp., Senior Notes	3.500%	11/8/22	840,000	830,152
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,330,000	1,280,684
Total Metals & Mining				7,611,851
Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	330,000	339,163
Total Materials				9,698,829
Real Estate — 0.1%
Equity Real Estate Investment Trusts (REITs) — 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Notes	2.700%	9/17/19	690,000	698,004	(a)
Telecommunication Services — 1.2%
Diversified Telecommunication Services — 1.0%
AT&T Inc., Global Notes	5.500%	2/1/18	360,000	374,755
AT&T Inc., Senior Notes	3.400%	5/15/25	1,370,000	1,316,141
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	860,000	845,428	(a)
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	110,000	117,645
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	1,900,000	2,103,568
Verizon Communications Inc., Senior Notes	3.500%	11/1/24	740,000	744,441
Total Diversified Telecommunication Services				5,501,978
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV, Senior Notes	5.000%	3/30/20	1,090,000	1,169,895
Total Telecommunication Services				6,671,873

See Notes to Financial Statements.

20	Western Asset Intermediate Bond Fund 2016 Semi-Annual Report

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Utilities — 0.5%
Electric Utilities — 0.5%
FirstEnergy Corp., Senior Notes	2.750%	3/15/18	$880,000	$887,031
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	1,080,000	1,119,632
Majapahit Holding BV, Senior Notes	7.750%	1/20/20	500,000	564,845	(g)
Total Utilities				2,571,508
Total Corporate Bonds & Notes (Cost — $177,571,995)				173,050,839
Mortgage-Backed Securities — 0.9%
FNMA — 0.9%
Federal National Mortgage Association (FNMA)	9.500%	4/15/21	4,094	4,453
Federal National Mortgage Association (FNMA)	1.846%	5/1/43	4,529,745	4,675,925	(b)
Federal National Mortgage Association (FNMA)	3.500%	7/1/43-9/1/43	328,421	339,343
Total Mortgage-Backed Securities (Cost — $4,876,599)				5,019,721
Municipal Bonds — 0.2%
Virginia — 0.2%
Virginia State Housing Development Authority Revenue (Cost — $758,723)	6.000%	6/25/34	768,922	806,815
Sovereign Bonds — 3.3%
Brazil — 0.1%
Federative Republic of Brazil, Senior Notes	4.875%	1/22/21	480,000	493,200
Canada — 0.8%
Province of Ontario, Senior Bonds	1.100%	10/25/17	1,400,000	1,397,925
Province of Ontario, Senior Bonds	4.400%	4/14/20	1,440,000	1,556,246
Province of Quebec, Notes	2.625%	2/13/23	1,400,000	1,406,724
Total Canada				4,360,895
Colombia — 0.2%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	920,000	917,700
Germany — 0.1%
FMS Wertmanagement, Senior Bonds	1.000%	11/21/17	370,000	368,881
Indonesia — 0.4%
Republic of Indonesia, Senior Bonds	5.875%	3/13/20	240,000	262,512	(g)
Republic of Indonesia, Senior Notes	5.875%	1/15/24	479,000	537,752	(a)
Republic of Indonesia, Senior Notes	5.125%	1/15/45	1,080,000	1,107,134	(g)
Total Indonesia				1,907,398
Mexico — 0.7%
United Mexican States, Senior Notes	3.625%	3/15/22	2,600,000	2,593,500
United Mexican States, Senior Notes	3.600%	1/30/25	1,040,000	996,840
Total Mexico				3,590,340

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2016 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

November 30, 2016

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Peru — 0.2%
Republic of Peru, Senior Bonds	6.550%	3/14/37	$160,000	$202,400
Republic of Peru, Senior Bonds	5.625%	11/18/50	990,000	1,128,600
Total Peru				1,331,000
Poland — 0.6%
Republic of Poland, Senior Notes	5.125%	4/21/21	1,380,000	1,512,204
Republic of Poland, Senior Notes	4.000%	1/22/24	1,670,000	1,723,023
Total Poland				3,235,227
Russia — 0.2%
Russian Foreign Bond — Eurobond, Senior Bonds	4.875%	9/16/23	600,000	630,750	(a)
Russian Foreign Bond — Eurobond, Senior Bonds	7.500%	3/31/30	304,415	366,602	(g)
Russian Foreign Bond — Eurobond, Senior Bonds	7.500%	3/31/30	96,300	115,973	(a)
Russian Foreign Bond — Eurobond, Senior Notes	4.500%	4/4/22	200,000	206,750	(g)
Total Russia				1,320,075
Total Sovereign Bonds (Cost — $17,682,208)				17,524,716
U.S. Treasury Inflation Protected Securities — 2.4%
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	1,263,713	1,399,213
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	2,142,605	2,047,621
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	3,739,028	3,825,520
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/24	2,565,858	2,616,279
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/25	1,303,027	1,300,098
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	1,798,285	1,823,554
Total U.S. Treasury Inflation Protected Securities (Cost — $12,543,068)				13,012,285

		Expiration Date	Contracts
Purchased Options — 0.0%
U.S. Treasury 5-Year Notes Futures, Call @ $118.75 (Cost — $6,221)		12/23/16	39	4,875
Total Investments before Short-Term Investments (Cost — $521,276,025)				512,217,609

		Maturity Date	Face Amount
Short-Term Investments — 5.8%
Commercial Paper — 2.1%
Bank of Nova Scotia	1.268%	3/1/17	$5,550,000	5,550,000	(h)(i)
BNP Paribas NY Branch	1.268%	3/1/17	5,550,000	5,550,000	(i)
Total Commercial Paper (Cost — $11,065,035)				11,100,000

See Notes to Financial Statements.

22	Western Asset Intermediate Bond Fund 2016 Semi-Annual Report

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — 0.9%
Deutsche Bank Securities Inc. repurchase agreement dated 11/30/16; Proceeds at maturity — $5,000,035; (Fully collateralized by U.S. government obligations, 0.125% due 4/15/19; Market value — $5,100,000) (Cost — $5,000,000)	0.250%	12/1/16	$5,000,000	$5,000,000

			Shares
Money Market Funds — 2.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost — $15,333,045)	0.284%		15,333,045	15,333,045
Total Short-Term Investments (Cost — $31,398,080)				31,433,045
Total Investments — 100.8% (Cost — $552,674,105#)				543,650,654
Liabilities in Excess of Other Assets — (0.8)%				(4,466,114)
Total Net Assets — 100.0%				$539,184,540

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	The coupon payment on these securities is currently in default as of November 30, 2016.

(f)	Value is less than $1.

(g)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(h)

Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(i)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARM	— Adjustable Rate Mortgage
CDO	— Collateralized Debt Obligation
CLO	— Collateral Loan Obligation
IO	— Interest Only
PAC	— Planned Amortization Class
PO	— Principal Only
STRIPS	— Separate Trading of Registered Interest and Principal Securities

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2016 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

November 30, 2016

Western Asset Intermediate Bond Fund

Schedule of Written Options
Security	Expiration Date	Strike Price	Contracts	Value
U.S. Treasury 5-Year Notes Futures, Call	12/23/16	$120.00	112	$875
U.S. Treasury 5-Year Notes Futures, Call	1/27/17	120.00	118	8,297
U.S. Treasury 10-Year Notes Futures, Call	12/23/16	128.50	39	1,219
U.S. Treasury 10-Year Notes Futures, Call	12/23/16	130.50	58	906
U.S. Treasury 10-Year Notes Futures, Call	12/23/16	132.50	78	78
U.S. Treasury 10-Year Notes Futures, Call	12/23/16	131.00	19	19
U.S. Treasury 10-Year Notes Futures, Call	1/27/17	126.00	20	10,625
U.S. Treasury 10-Year Notes Futures, Call	1/27/17	126.50	20	7,813
U.S. Treasury 10-Year Notes Futures, Call	1/27/17	127.50	20	4,063
U.S. Treasury 10-Year Notes Futures, Call	2/24/17	127.50	39	14,625
U.S. Treasury Long-Term Bonds Futures, Put	12/23/16	150.00	39	53,625
U.S. Treasury Long-Term Bonds Futures, Put	1/27/17	143.00	30	20,624
Total Written Options (Premiums received — $207,740)				$122,769

See Notes to Financial Statements.

24	Western Asset Intermediate Bond Fund 2016 Semi-Annual Report

Statement of assets and liabilities (unaudited)

November 30, 2016

Assets:
Investments, at value (Cost — $552,674,105)	$543,650,654
Interest receivable	2,982,194
Receivable for securities sold	2,360,126
Receivable for Fund shares sold	1,156,036
Deposits with brokers for open futures contracts	906,718
Deposits with brokers for centrally cleared swap contracts	864,276
Deposits with brokers for written options	552,730
Receivable from broker — variation margin on centrally cleared swaps	233,343
Receivable from broker — variation margin on open futures contracts	182,085
Deposits with brokers for purchased options	21,948
OTC swaps, at value (premiums paid — $6,110)	4,233
Receivable for open OTC swap contracts	1,500
Principal paydown receivable	179
Prepaid expenses	50,090
Total Assets	552,966,112

Liabilities:
Payable for securities purchased	8,813,146
Payable for Fund shares repurchased	4,135,044
Distributions payable	384,481
Investment management fee payable	178,792
Written options, at value (premiums received — $207,740)	122,769
Due to custodian	3,949
Directors’ fees payable	1,433
Service and/or distribution fees payable	1,269
Accrued expenses	140,689
Total Liabilities	13,781,572
Total Net Assets	$539,184,540

Net Assets:
Par value (Note 7)	$49,072
Paid-in capital in excess of par value	542,251,925
Undistributed net investment income	133,958
Accumulated net realized gain on investments, futures contracts, written options and swap contracts	4,487,372
Net unrealized depreciation on investments, futures contracts, written options and swap contracts	(7,737,787)
Total Net Assets	$539,184,540

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2016 Semi-Annual Report	25

Statement of assets and liabilities (unaudited) (cont’d)

November 30, 2016

Net Assets:
Class A	$2,336,528
Class C	$816,348
Class R	$226,492
Class I	$279,335,089
Class IS	$256,470,083

Shares Outstanding:
Class A	212,726
Class C	74,213
Class R	20,620
Class I	25,430,697
Class IS	23,333,862

Net Asset Value:
Class A (and redemption price)	$10.98
Class C*	$11.00
Class R (and redemption price)	$10.98
Class I (and redemption price)	$10.98
Class IS (and redemption price)	$10.99
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$11.47

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

26	Western Asset Intermediate Bond Fund 2016 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended November 30, 2016

Investment Income:
Interest	$7,336,651

Expenses:
Investment management fee (Note 2)	1,088,317
Transfer agent fees (Note 5)	79,197
Registration fees	37,511
Fund accounting fees	28,784
Audit and tax fees	27,033
Shareholder reports	17,251
Legal fees	9,430
Directors’ fees	7,884
Service and/or distribution fees (Notes 2 and 5)	7,385
Custody fees	6,477
Insurance	4,426
Commitment fees (Note 8)	2,819
Fees recaptured by investment manager (Note 2)	248
Miscellaneous expenses	6,779
Total Expenses	1,323,541
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(6,149)
Net Expenses	1,317,392
Net Investment Income	6,019,259

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(1,557,745)
Futures contracts	3,549,605
Written options	1,049,721
Swap contracts	(1,342,192)
Net Realized Gain	1,699,389
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(10,300,975)
Futures contracts	(116,316)
Written options	57,561
Swap contracts	2,915,830
Change in Net Unrealized Appreciation (Depreciation)	(7,443,900)
Net Loss on Investments, Futures Contracts, Written Options and Swap Contracts	(5,744,511)
Increase in Net Assets From Operations	$274,748

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2016 Semi-Annual Report	27

Statements of changes in net assets

For the Six Months Ended November 30, 2016 (unaudited) and the Year Ended May 31, 2016	November 30	May 31

Operations:
Net investment income	$6,019,259	$11,458,006
Net realized gain	1,699,389	8,631,973
Change in net unrealized appreciation (depreciation)	(7,443,900)	(8,291,972)
Increase in Net Assets From Operations	274,748	11,798,007

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(5,969,995)	(11,545,143)
Net realized gains	—	(3,356,780)
Decrease in Net Assets From Distributions to Shareholders	(5,969,995)	(14,901,923)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	76,535,255	152,129,821
Reinvestment of distributions	4,168,936	10,577,466
Cost of shares repurchased	(44,258,344)	(297,726,156)
Increase (Decrease) in Net Assets From Fund Share Transactions	36,445,847	(135,018,869)
Increase (Decrease) in Net Assets	30,750,600	(138,122,785)

Net Assets:
Beginning of period	508,433,940	646,556,725
End of period*	$539,184,540	$508,433,940
*Includes undistributed net investment income of:	$133,958	$84,694

See Notes to Financial Statements.

28	Western Asset Intermediate Bond Fund 2016 Semi-Annual Report

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class A Shares[1]	2016[2]	2016	2015	2014[3]	2013[4]	2012[5]

Net asset value, beginning of period	$11.09	$11.17	$11.13	$10.90	$11.23	$10.97

Income (loss) from operations:
Net investment income	0.10	0.23	0.19	0.09	0.20	0.14
Net realized and unrealized gain (loss)	(0.11)	0.01	0.04	0.23	(0.33)	0.28
Total income (loss) from operations	(0.01)	0.24	0.23	0.32	(0.13)	0.42

Less distributions from:
Net investment income	(0.10)	(0.23)	(0.19)	(0.09)	(0.20)	(0.15)
Net realized gains	—	(0.09)	—	—	—	(0.01)
Total distributions	(0.10)	(0.32)	(0.19)	(0.09)	(0.20)	(0.16)

Net asset value, end of period	$10.98	$11.09	$11.17	$11.13	$10.90	$11.23
Total return[6]	(0.07)%	2.18%	2.12%	2.91%	(1.18)%	3.81%

Net assets, end of period (000s)	$2,337	$2,125	$856	$197	$181	$106

Ratios to average net assets:
Gross expenses	0.84%[7,8]	0.83%[8]	0.92%[8]	1.06%[7]	1.10%[8]	0.96%[7]
Net expenses[9]	0.84 [7,8]	0.82 [8,10]	0.90 [8,10]	0.90 [7,10]	0.89 [8,10]	0.87 [7,10]
Net investment income	1.86 [7]	2.05	1.72	1.96 [7]	1.78	1.92 [7]

Portfolio turnover rate[11]	22%	106%	59%	34%	119%	101%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2016 (unaudited).

[3]	For the period January 1, 2014 through May 31, 2014.

[4]	For the year ended December 31.

[5]	For the period April 30, 2012 (inception date) to December 31, 2012.

[6]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[9]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class A shares did not exceed 0.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Directors’ consent.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 23% for the six months ended November 30, 2016, 106% and 61% for the years ended May 31, 2016 and 2015, respectively, 46% for the period ended May 31, 2014 and 162% and 118% for the years ended December 31, 2013 and 2012, respectively.

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2016 Semi-Annual Report	29

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class C Shares[1]	2016[2]	2016	2015	2014[3]	2013[4]	2012[5]

Net asset value, beginning of period	$11.11	$11.19	$11.15	$10.92	$11.23	$10.97

Income (loss) from operations:
Net investment income	0.06	0.14	0.11	0.05	0.11	0.09
Net realized and unrealized gain (loss)	(0.11)	0.01	0.04	0.23	(0.30)	0.28
Total income (loss) from operations	(0.05)	0.15	0.15	0.28	(0.19)	0.37

Less distributions from:
Net investment income	(0.06)	(0.14)	(0.11)	(0.05)	(0.12)	(0.10)
Net realized gains	—	(0.09)	—	—	—	(0.01)
Total distributions	(0.06)	(0.23)	(0.11)	(0.05)	(0.12)	(0.11)

Net asset value, end of period	$11.00	$11.11	$11.19	$11.15	$10.92	$11.23
Total return[6]	(0.43)%	1.35%	1.36%	2.68%	(1.83)%	3.31%

Net assets, end of period (000s)	$816	$602	$231	$340	$364	$45

Ratios to average net assets:
Gross expenses	1.56%[7,8]	1.65%[8]	1.67%[8]	1.79%[8,7]	1.77%[8]	1.87%[7]
Net expenses[9]	1.56 [7,8]	1.64 [8,10]	1.65 [8,10]	1.65 [8,7,10]	1.64 [8,10]	1.60 [7,10]
Net investment income	1.13 [7]	1.24	1.01	1.20 [7]	1.04	1.23 [7]

Portfolio turnover rate[11]	22%	106%	59%	34%	119%	101%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2016 (unaudited).

[3]	For the period January 1, 2014 through May 31, 2014.

[4]	For the year ended December 31.

[5]	For the period April 30, 2012 (inception date) to December 31, 2012.

[6]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[9]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class C shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Directors’ consent.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 23% for the six months ended November 30, 2016, 106% and 61% for the years ended May 31, 2016 and 2015, respectively, 46% for the period ended May 31, 2014 and 162% and 118% for the years ended December 31, 2013 and 2012, respectively.

See Notes to Financial Statements.

30	Western Asset Intermediate Bond Fund 2016 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class R Shares[1]	2016[2]	2016	2015	2014[3]	2013[4]	2012[5]

Net asset value, beginning of period	$11.09	$11.18	$11.13	$10.90	$11.23	$10.97

Income (loss) from operations:
Net investment income	0.09	0.19	0.16	0.08	0.17	0.13
Net realized and unrealized gain (loss)	(0.11)	0.00 [6]	0.06	0.22	(0.33)	0.27
Total income (loss) from operations	(0.02)	0.19	0.22	0.30	(0.16)	0.40

Less distributions from:
Net investment income	(0.09)	(0.19)	(0.17)	(0.07)	(0.17)	(0.13)
Net realized gains	—	(0.09)	—	—	—	(0.01)
Total distributions	(0.09)	(0.28)	(0.17)	(0.07)	(0.17)	(0.14)

Net asset value, end of period	$10.98	$11.09	$11.18	$11.13	$10.90	$11.23
Total return[7]	(0.23)%	1.84%	1.86%	2.80%	(1.44)%	3.64%

Net assets, end of period (000s)	$226	$185	$106	$15	$14	$10

Ratios to average net assets:
Gross expenses	1.19%[8]	1.36%[9]	1.19%[9]	1.28%[8]	1.37%	1.21%[8]
Net expenses[10,11]	1.15 [8]	1.15 [9]	1.15 [9]	1.15 [8]	1.15	1.14 [8]
Net investment income	1.56 [8]	1.72	1.45	1.71 [8]	1.53	1.72 [8]

Portfolio turnover rate[12]	22%	106%	59%	34%	119%	101%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2016 (unaudited).

[3]	For the period January 1, 2014 through May 31, 2014.

[4]	For the year ended December 31.

[5]	For the period April 30, 2012 (inception date) to December 31, 2012.

[6]	Amount represents less than $0.005 per share.

[7]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Annualized.

[9]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[10]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class R shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Directors’ consent.

[11]	Reflects fee waivers and/or expense reimbursements.

[12]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 23% for the six months ended November 30, 2016, 106% and 61% for the years ended May 31, 2016 and 2015, respectively, 46% for the period ended May 31, 2014 and 162% and 118% for the years ended December 31, 2013 and 2012, respectively.

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2016 Semi-Annual Report	31

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class I Shares[1]	2016[2]	2016	2015	2014[3]	2013[4]	2012[4]	2011[4]

Net asset value, beginning of period	$11.09	$11.17	$11.13	$10.90	$11.23	$10.76	$10.67

Income (loss) from operations:
Net investment income	0.12	0.26	0.24	0.11	0.24	0.28	0.34
Net realized and unrealized gain (loss)	(0.11)	0.01	0.04	0.22	(0.33)	0.48	0.23
Total income (loss) from operations	0.01	0.27	0.28	0.33	(0.09)	0.76	0.57

Less distributions from:
Net investment income	(0.12)	(0.26)	(0.24)	(0.10)	(0.24)	(0.28)	(0.35)
Net realized gains	—	(0.09)	—	—	—	(0.01)	(0.13)
Total distributions	(0.12)	(0.35)	(0.24)	(0.10)	(0.24)	(0.29)	(0.48)

Net asset value, end of period	$10.98	$11.09	$11.17	$11.13	$10.90	$11.23	$10.76
Total return[5]	0.09%	2.49%	2.53%	3.08%	(0.78)%	7.10%	5.35%

Net assets, end of period (000s)	$279,335	$284,689	$227,426	$191,802	$210,537	$245,534	$271,537

Ratios to average net assets:
Gross expenses	0.51%[6]	0.52%	0.50%	0.51%[6]	0.50%	0.49%	0.49%
Net expenses	0.51 [6]	0.51 [7]	0.49 [7]	0.49 [6,7]	0.48 [7]	0.45 [7]	0.48 [7]
Net investment income	2.19 [6]	2.36	2.15	2.36 [6]	2.18	2.57	3.15

Portfolio turnover rate[8]	22%	106%	59%	34%	119%	101%	69%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2016 (unaudited).

[3]	For the period January 1, 2014 through May 31, 2014.

[4]	For the year ended December 31.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 23% for the six months ended November 30, 2016, 106% and 61% for the years ended May 31, 2016 and 2015, respectively, 46% for the period ended May 31, 2014 and 162%, 118% and 75% for the years ended December 31, 2013, 2012 and 2011, respectively.

See Notes to Financial Statements.

32	Western Asset Intermediate Bond Fund 2016 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class IS Shares[1]	2016[2]	2016	2015	2014[3]	2013[4]	2012[4]	2011[4]

Net asset value, beginning of period	$11.10	$11.17	$11.13	$10.90	$11.23	$10.76	$10.67

Income (loss) from operations:
Net investment income	0.13	0.26	0.24	0.11	0.25	0.28	0.34
Net realized and unrealized gain (loss)	(0.11)	0.03	0.04	0.23	(0.33)	0.48	0.23
Total income (loss) from operations	0.02	0.29	0.28	0.34	(0.08)	0.76	0.57

Less distributions from:
Net investment income	(0.13)	(0.27)	(0.24)	(0.11)	(0.25)	(0.28)	(0.35)
Net realized gains	—	(0.09)	—	—	—	(0.01)	(0.13)
Total distributions	(0.13)	(0.36)	(0.24)	(0.11)	(0.25)	(0.29)	(0.48)

Net asset value, end of period	$10.99	$11.10	$11.17	$11.13	$10.90	$11.23	$10.76
Total return[5]	0.12%	2.65%	2.58%	3.10%	(0.74)%	7.11%	5.39%

Net assets, end of period (000s)	$256,470	$220,833	$417,938	$338,515	$282,662	$157,596	$82,120

Ratios to average net assets:
Gross expenses	0.45%[6]	0.46%[7]	0.45%[7]	0.47%[6]	0.47%	0.48%	0.48%
Net expenses[8]	0.45 [6,9]	0.45 [7,9]	0.45 [7,9]	0.45 [6,9]	0.44 [9]	0.44 [9]	0.45
Net investment income	2.24 [6]	2.39	2.20	2.41 [6]	2.25	2.56	3.17

Portfolio turnover rate[10]	22%	106%	59%	34%	119%	101%	69%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2016 (unaudited).

[3]	For the period January 1, 2014 through May 31, 2014.

[4]	For the year ended December 31.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class IS shares did not exceed 0.45%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Directors’ consent.

[10]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 23% for the six months ended November 30, 2016, 106% and 61% for the years ended May 31, 2016 and 2015, respectively, 46% for the period ended May 31, 2014 and 162%, 118% and 75% for the years ended December 31, 2013, 2012 and 2011, respectively.

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2016 Semi-Annual Report	33

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies

34	Western Asset Intermediate Bond Fund 2016 Semi-Annual Report

adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

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Notes to financial statements (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-term investments†:
U.S. government & agency obligations	—	$188,014,328	—		$188,014,328
Asset-backed securities	—	48,788,859	$500,000		49,288,859
Collateralized mortgage obligations	—	64,115,171	1,380,000		65,495,171
Corporate bonds & notes:
Financials	—	76,343,388	0	*	76,343,388
Other corporate bonds & notes	—	96,707,451	—		96,707,451
Mortgage-backed securities	—	5,019,721	—		5,019,721
Municipal bonds	—	806,815	—		806,815
Sovereign bonds	—	17,524,716	—		17,524,716
U.S. Treasury inflation protected securities	—	13,012,285	—		13,012,285
Purchased options	$4,875	—	—		4,875
Total long-term investments	4,875	510,332,734	1,880,000		512,217,609
Short-term investments†:
Commercial paper	—	11,100,000	—		11,100,000
Repurchase agreements	—	5,000,000	—		5,000,000
Money market funds	15,333,045	—	—		15,333,045
Total short-term investments	15,333,045	16,100,000	—		31,433,045
Total investments	$15,337,920	$526,432,734	$1,880,000		$543,650,654
Other financial instruments:
Futures contracts	$155,095	—	—		$155,095
OTC credit default swaps on corporate issues — sell protection‡	—	$4,233	—		4,233
Centrally cleared interest rate swaps	—	1,414,320	—		1,414,320
Total other financial instruments	$155,095	$1,418,553	—		$1,573,648
Total	$15,493,015	$527,851,287	$1,880,000		$545,224,302

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Other financial instruments:
Written options	$122,769	—	—		$122,769
Futures contracts	157,550	—	—		157,550
Centrally cleared interest rate swaps	—	$209,295	—		209,295
Total	$280,319	$209,295	—		$489,614

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†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

‡	Value includes any premium paid or received with respect to swap contracts.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(d) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(e) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference

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Notes to financial statements (unaudited) (cont’d)

between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(f) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(g) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

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In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of November 30, 2016, the total notional value of all credit default swaps to sell protection was $750,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the period ended November 30, 2016, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to

Western Asset Intermediate Bond Fund 2016 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to Financial Statements and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

40	Western Asset Intermediate Bond Fund 2016 Semi-Annual Report

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(h) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(i) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

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Notes to financial statements (unaudited) (cont’d)

(j) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(k) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(l) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or

42	Western Asset Intermediate Bond Fund 2016 Semi-Annual Report

limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Absent an event of default by the counterparty or a termination of the agreement, the terms of the master agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

As of November 30, 2016, the Fund held written options with credit related contingent features which had a liability position of $122,769. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of November 30, 2016, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $552,730 which could be used to reduce the required payment.

(m) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(n) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to

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Notes to financial statements (unaudited) (cont’d)

shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(o) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(p) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(q) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of May 31, 2016, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(r) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

The Fund has an investment management agreement with Legg Mason Partners Fund Advisor, LLC (“LMPFA”). Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc (“Legg Mason”).

LMPFA provides the Fund with management and administrative services for which the Fund pays a fee, calculated daily and paid monthly, at an annual rate of 0.40% of the Fund’s average daily net assets.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class A, Class C, Class R and Class IS shares did not exceed 0.90%, 1.65%, 1.15% and

44	Western Asset Intermediate Bond Fund 2016 Semi-Annual Report

0.45%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Directors’ consent.

During the six months ended November 30, 2016, fees waived and/or expenses reimbursed amounted to $6,149.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the limits described above. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at November 30, 2016, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class R	Class I	Class IS
Expires May 31, 2017	—	—	$21	$24,562	$13,713
Expires May 31, 2018	—	$5	239	33,230	33,858
Expires May 31, 2019	—	—	50	—	6,099
Total fee waivers/expense reimbursements subject to recapture	—	$5	$310	$57,792	$53,670

For the six months ended November 30, 2016, LMPFA recaptured $197 and $51 for Class A and Class C shares, respectively.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended November 30, 2016, LMIS and its affiliates retained sales charges of $246 on sales of the Fund’s Class A shares. In addition, for the six months ended November 30, 2016, CDSCs paid to LMIS and its affiliates were:

Class C
CDSCs	$2

All officers of the Corporation are employees of Legg Mason or its affiliates and do not receive compensation from the Corporation.

Western Asset Intermediate Bond Fund 2016 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

3. Investments

During the six months ended November 30, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$73,324,871	$124,894,960
Sales	42,281,976	68,940,306

At November 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,764,986
Gross unrealized depreciation	(15,788,437)
Net unrealized depreciation	$(9,023,451)

At November 30, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	176	3/17	$38,173,322	$38,159,000	$(14,322)
U.S. Treasury 5-Year Notes	860	3/17	101,448,506	101,345,625	(102,881)
U.S. Treasury 10-Year Notes	107	3/17	13,363,519	13,323,172	(40,347)
					(157,550)
Contracts to Sell:
90-Day Eurodollar	548	3/17	135,600,819	135,575,200	25,619
U.S. Treasury Ultra 10-Year Notes	68	3/17	9,163,607	9,141,750	21,857
U.S. Treasury Long-Term Bonds	71	3/17	10,743,922	10,740,969	2,953
U.S. Treasury Ultra Long-Term Bonds	170	3/17	27,543,729	27,439,063	104,666
					155,095
Net unrealized depreciation on open futures contracts					$(2,455)

During the six months ended November 30, 2016, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Written options, outstanding as of May 31, 2016	124	$38,410
Options written	4,092	1,541,514
Options closed	(2,003)	(706,819)
Options exercised	—	—
Options expired	(1,621)	(665,365)
Written options, outstanding as of November 30, 2016	592	$207,740

46	Western Asset Intermediate Bond Fund 2016 Semi-Annual Report

At November 30, 2016, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread at November 30, 2016[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Barclays Capital Inc. (Metlife Inc., 4.750% due 2/8/21)	$300,000	6/20/21	0.87%	1.000% quarterly	$1,693	$2,366	$(673)
Goldman Sachs Group Inc. (Metlife Inc., 4.750%, due 2/8/21)	450,000	6/20/21	0.87%	1.000% quarterly	2,540	3,744	(1,204)
Total	$750,000				$4,233	$6,110	$(1,877)

CENTRALLY CLEARED INTEREST RATE SWAPS
Central Counterparty	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Chicago Mercantile Exchange	$8,200,000	6/13/21	3-Month LIBOR- quarterly	1.185% semi-annually	—	$(209,295)
Chicago Mercantile Exchange	16,000,000	8/31/22	1.897% semi-annually	3-Month LIBOR- quarterly	—	8,082
Chicago Mercantile Exchange	24,676,000	11/30/22	1.900% semi-annually	3-Month LIBOR- quarterly	—	50,320
Chicago Mercantile Exchange	20,864,000	5/15/23	1.267% semi-annually	3-Month LIBOR- quarterly	$7,817	906,792
Chicago Mercantile Exchange	8,180,000	6/13/26	1.580% semi-annually	3-Month LIBOR- quarterly	1,105	449,126
Total	$77,920,000				$8,922	$1,205,025

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

Western Asset Intermediate Bond Fund 2016 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at November 30, 2016.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Purchased options[2]	$4,875	—	$4,875
Futures contracts[3]	155,095	—	155,095
OTC swap contracts[4]	—	$4,233	4,233
Centrally cleared swap contracts[5]	1,414,320	—	1,414,320
Total	$1,574,290	$4,233	$1,578,523

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Written options	$122,769
Futures contracts[3]	157,550
Centrally cleared swap contracts[5]	209,295
Total	$489,614

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separate in the Statement of Assets and Liabilities.

[5]

Includes cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended November 30, 2016. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(1,414,806)	—	$(1,414,806)
Futures contracts	3,549,605	—	3,549,605
Written options	1,049,721	—	1,049,721
Swap contracts	(1,345,217)	$3,025	(1,342,192)
Total	$1,839,303	$3,025	$1,842,328

[1]	Net realized gain (loss) from purchased options is reported in net realized gain (loss) from investment transactions in the Statement of Operations.

48	Western Asset Intermediate Bond Fund 2016 Semi-Annual Report

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$76,068	—	$76,068
Written options	57,561	—	57,561
Futures contracts	(116,316)	—	(116,316)
Swap contracts	2,905,704	$10,126	2,915,830
Total	$2,923,017	$10,126	$2,933,143

[1]	The change in unrealized appreciation (depreciation) from purchased options is reported in the change in net unrealized from investments in the Statement of Operations.

During the six months ended November 30, 2016, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$133,687
Written options	127,910
Futures contracts (to buy)	260,397,858
Futures contracts (to sell)	171,763,626

Average Notional Balance
Interest rate swap contracts	$89,042,286
Credit default swap contracts (to sell protection)	828,571

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral received by the Fund at November 30, 2016:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received	Net Amount
Purchased options[2]	$4,875	—	$4,875
Futures contracts[3]	182,085	—	182,085
Centrally cleared swap contracts[3]	233,343	—	233,343
OTC swap contracts	4,233	—	4,233
Total	$424,536	—	$424,536

The following table presents by financial instrument, the Fund’s derivative liabilities net of the related collateral pledged by the Fund at November 30, 2016:

	Gross Amount of Derivative Liabilities in the Statement of Assets and Liabilities[1]	Collateral Pledged[4,5]	Net Amount
Written options	$122,769	$(122,769)	—

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Market value of purchased options is shown in Investments at value in the Statement of Assets and Liabilities.

[3]	Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It differs from the cumulative appreciation (depreciation) presented in the previous table.

[4]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[5]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

Western Asset Intermediate Bond Fund 2016 Semi-Annual Report	49

Notes to financial statements (unaudited) (cont’d)

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A shares, Class C shares and Class R shares calculated at the annual rate of 0.25%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended November 30, 2016, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$2,759	$1,298
Class C	4,070	367
Class R	556	263
Class I	—	76,757
Class IS	—	512
Total	$7,385	$79,197

For the six months ended November 30, 2016, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	—
Class C	—
Class R	$50
Class I	—
Class IS	6,099
Total	$6,149

6. Distributions to shareholders by class

	Six Months Ended November 30, 2016	Year Ended May 31, 2016
Net Investment Income:
Class A	$20,456	$29,822
Class C	4,557	4,641
Class R	1,716	1,943
Class I	3,140,719	5,836,505
Class IS	2,802,547	5,672,232
Total	$5,969,995	$11,545,143

Net Realized Gains:
Class A	—	$10,401
Class C	—	2,670
Class R	—	797
Class I	—	1,878,780
Class IS	—	1,464,132
Total	—	$3,356,780

50	Western Asset Intermediate Bond Fund 2016 Semi-Annual Report

7. Capital shares

At November 30, 2016, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Six Months Ended November 30, 2016		Year Ended May 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares sold	53,862	$602,932	159,076	$1,750,993
Shares issued on reinvestment	1,700	19,026	3,404	37,481
Shares repurchased	(34,459)	(384,224)	(47,453)	(525,586)
Net increase	21,103	$237,734	115,027	$1,262,888

Class C
Shares sold	32,187	$362,218	44,556	$492,379
Shares issued on reinvestment	394	4,412	642	7,073
Shares repurchased	(12,610)	(141,439)	(11,643)	(128,559)
Net increase	19,971	$225,191	33,555	$370,893

Class R
Shares sold	3,989	$44,600	9,841	$108,928
Shares issued on reinvestment	90	1,006	232	2,553
Shares repurchased	(108)	(1,216)	(2,884)	(31,988)
Net increase	3,971	$44,390	7,189	$79,493

Class I
Shares sold	3,001,738	$33,637,048	8,300,126	$91,497,242
Shares issued on reinvestment	122,423	1,370,992	319,044	3,513,322
Shares repurchased	(3,366,037)	(37,691,465)	(3,300,949)	(36,494,066)
Net increase (decrease)	(241,876)	$(2,683,425)	5,318,221	$58,516,498

Class IS
Shares sold	3,722,380	$41,888,457	5,281,844	$58,280,279
Shares issued on reinvestment	247,584	2,773,500	636,156	7,017,037
Shares repurchased	(536,843)	(6,040,000)	(23,418,494)	(260,545,957)
Net increase (decrease)	3,433,121	$38,621,957	(17,500,494)	$(195,248,641)

8. Redemption facility

The Fund and certain other participating funds within the Corporation (the “Participating Funds”) have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $265 million. Unless renewed, the agreement will terminate on November 20, 2017. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is

Western Asset Intermediate Bond Fund 2016 Semi-Annual Report	51

Notes to financial statements (unaudited) (cont’d)

allocated to all Participating Funds pro rata based on net assets. For the six months ended November 30, 2016, the Fund incurred a commitment fee in the amount of $2,819. The Fund did not utilize the Redemption Facility during the six months ended November 30, 2016.

9. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

10. Subsequent event

On December 19, 2016, the Fund announced that Western Asset Management Company Limited in London (“Western Asset Limited”) was added as an additional subadviser of the Fund. As of that date, Western Asset and Western Asset Limited provide the day-to-day management of the Fund as subadvisers.

52	Western Asset Intermediate Bond Fund 2016 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

The Executive and Contracts Committee of the Board of Directors considered the Investment Management Agreement between the Corporation and LMPFA with respect to the Fund and the Investment Advisory Agreement between LMPFA and Western Asset Management Company (“Western Asset”) (collectively, the “Existing Agreements”) with respect to the Fund at meetings held on September 13, 2016 and October 18 and 25, 2016. At a meeting held on November 15, 2016, the Executive and Contracts Committee reported to the full Board of Directors its considerations and recommendation with respect to the Existing Agreements, and the Board of Directors, including a majority of the Independent Directors, considered and approved renewal of the Existing Agreements.

At their November 15, 2016 meeting, the Directors, including the Independent Directors, also approved the addition of Western Asset Management Company Limited in London (“WAML” and, together with Western Asset, the “Subadvisers”), a non-U.S. affiliate of Western Asset, as additional investment subadviser of the Fund pursuant to an Investment Advisory Agreement between LMPFA and WAML (together with the Existing Agreements, the “Agreements”). In approving the addition of WAML, the Directors drew on their knowledge of and experience with Western Asset, its personnel, the quality of the services it has provided to the Fund and its investment philosophy and performance, as well as additional information relating to WAML. The Directors noted that the Fund is permitted to invest in securities of non-U.S. issuers and that the addition of WAML will provide the Fund with greater global investment management and trading resources. The Directors also noted that although WAML is a separate legal entity from Western Asset, senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by WAML. Finally, the Directors noted that the management fees paid by the Fund would not change as a result of the addition of WAML since the Fund would not be paying the fees of WAML.

The Directors noted that although Western Asset’s business is operated through separate legal entities, such as WAML, its business is highly integrated and senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by WAML. Therefore, in connection with their deliberations noted below, the Directors primarily focused on the information provided by Western Asset when considering the approval of the Investment Advisory Agreement between LMPFA and WAML with respect to the Fund. The Directors also noted that the Fund does not pay any management fees directly to Western Asset or to WAML because LMPFA pays the Subadvisers for services provided to the Fund out of the management fee LMPFA receives from the Fund.

In arriving at their decision to approve and renew the Agreements, the Directors met with representatives of Western Asset, including relevant investment advisory personnel, as well as representatives of LMPFA; reviewed a variety of information prepared by LMPFA and Western Asset and materials provided by Broadridge and counsel to the Independent Directors; reviewed performance and expense information for the Fund’s peer group of comparable funds selected and prepared by Broadridge and for certain other comparable

Western Asset Intermediate Bond Fund	53

Board approval of management and subadvisory agreements (unaudited) (cont’d)

products available from Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Directors at their regular quarterly meetings with respect to the Fund’s performance and other relevant matters, and related discussions with Western Asset’s personnel.

As part of their review, the Directors examined LMPFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund, and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Directors considered the experience of LMPFA’s personnel in providing the types of services that LMPFA is responsible for providing to the Fund; the ability of LMPFA to attract and retain capable personnel; the capability and integrity of LMPFA’s senior management and staff; and the level of skill required to provide such services to the Fund. The Directors considered the investment philosophy and research and decision-making processes of the Subadvisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadvisers to attract and retain capable research and advisory personnel; the capability and integrity of the Subadvisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Directors reviewed the quality of LMPFA’s and the Subadvisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund and conditions that might affect LMPFA’s or a Subadviser’s ability to provide high quality services to the Fund in the future under the Agreements, including its business reputation, financial condition and operational stability. Based on the foregoing, the Directors concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given the Fund’s investment objectives and policies, and that LMPFA and each Subadviser would be able to meet any reasonably foreseeable obligations under the Agreements.

In reviewing the quality of the services provided to the Fund, the Directors also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds in its peer group and to its investment benchmark over the one-, three-, five- and ten-year periods ended August 31, 2016. In that connection, the Directors noted that the performance of the Fund exceeded its peer average performance for each period. With respect to the Fund, the Directors considered the factors involved in its performance relative to the performance of its investment benchmark and peer group.

The Directors also considered the management fee payable by the Fund to LMPFA, the total expenses payable by the Fund and the fact that LMPFA pays to the Subadvisers the entire management fee it receives from the Fund. They reviewed information concerning management fees paid to investment advisers of similarly managed funds, as well as fees paid by the Subadvisers’ other clients, including separate accounts managed by either Subadviser. The Directors observed that the management fee paid by the Fund to LMPFA was slightly lower than the average of the combined advisory and administration fees paid by funds in its peer group and that total expenses for the Fund were lower than the average

54	Western Asset Intermediate Bond Fund

of the funds in its peer group. The Directors noted that the management fee paid by the Fund was generally higher than the fees paid by other clients of the Subadvisers for accounts with similar investment strategies, but that the administrative and operational responsibilities for the Subadvisers with respect to the Fund were also relatively higher. In light of this difference, the Directors concluded that the management fee paid by the Fund relative to the fees paid by the Subadvisers other clients was reasonable.

The Directors further evaluated the benefits of the advisory relationship to LMPFA and the Subadvisers, including, among others, the profitability of the relationship to LMPFA and the Subadvisers; the direct and indirect benefits that LMPFA and the Subadvisers may receive from their relationships with the Fund, including any “fallout benefits,” such as reputational value derived from serving as investment manager or adviser to the Fund; and the affiliations between LMPFA, the Subadvisers and certain service providers for the Fund. In that connection, the Directors concluded that LMPFA and each Subadviser’s profitability was consistent with levels of profitability that had been determined by courts not to be excessive. The Directors noted that Western Asset does not have soft dollar arrangements.

Finally, the Directors considered, in light of the profitability information provided by LMPFA and Western Asset, the extent to which economies of scale would be realized by the Subadvisers as the assets of the Fund grow. The Directors determined that the lack of breakpoints was appropriate and that the management fee structure for the Fund is reasonable.

In their deliberations with respect to these matters, the Independent Directors were advised by their independent counsel, who is independent, within the meaning of Securities and Exchange Commission rules regarding the independence of counsel, of LMPFA and the Subadvisers. The Independent Directors weighed each of the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Directors, including the Independent Directors, did not identify any single matter as all-important or controlling, and the foregoing summary does not detail all the matters considered. The Directors judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.

Based upon their review, the Directors, including all of the Independent Directors, determined, in the exercise of their business judgment, that they were generally satisfied with the quality of services being provided by LMPFA and the Subadvisers, but they would continue to closely monitor the performance of LMPFA and the Subadvisers; that the fees to be paid to the Subadvisers and LMPFA under the relevant Agreements were fair and reasonable, given the scope and quality of the services rendered by the Subadvisers and LMPFA; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

Western Asset Intermediate Bond Fund	55

Western Asset

Intermediate Bond Fund

Directors

Robert Abeles, Jr.

Anita L. DeFrantz

Ronald L. Olson

Avedick B. Poladian

William E. B. Siart,

Chairman

Jaynie M. Studenmund

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company

Western Asset Management Company Limited

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Custodian

State Street Bank and Trust Company

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Intermediate Bond Fund

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset Intermediate Bond Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Intermediate Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Management Company

Legg Mason, Inc. Subsidiaries

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX012830 1/17 SR16-2976

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 20, 2017

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	January 20, 2017